Equity - Unvested option (Details) - Solaris LLC - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of shares
Unvested (in shares)	14,596
Granted (in shares)		14,596
Vested (in shares)	(3,235)
Cancelled/forfeited (in shares)	(1,658)
Unvested (in shares)	9,703	14,596
Weighted average grant date fair value
Unvested (in dollars per share)	$ 39.68
Granted (in dollars per share)		$ 39.68
Vested (in dollars per share)	39.68
Cancelled/forfeited (in dollars per share)	39.68
Unvested (in dollars per share)	$ 39.68	$ 39.68